Document and Entity Information	3 Months Ended
May 04, 2013
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	May 04, 2013
Trading Symbol	RH
Entity Registrant Name	Restoration Hardware Holdings Inc
Entity Central Index Key	0001528849
Entity Filer Category	Non-accelerated Filer